Tax Matters - Provision for Taxes on Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Current income taxes:
Current federal income taxes	$ 393		$ 142		$ (941)
Current state and local income taxes	85		(106)		(54)
Deferred income taxes:
Deferred federal income taxes	725		2,124		869
Deferred state and local income taxes	(256)		(33)		(339)
Total U.S. tax provision/(benefit)	948		2,127		(465)
International
Current income taxes	2,321		2,544		2,430
Deferred income taxes	(149)		(365)		256
Total international tax provision	2,172		2,179		2,686
Provision for taxes on income	$ 3,120	[1]	$ 4,306	[1]	$ 2,221	[1]

[1]	Amounts may not add due to rounding.